Asset retirement obligations - Summary of present value of estimated future net cash outflows (Details)	Dec. 31, 2020	Dec. 31, 2019
Turkey
Disclosure of Asset Retirement Obligations [line items]
Inflation rate		180.00%
Discount rate		190.00%
Turkey | Bottom of range
Disclosure of Asset Retirement Obligations [line items]
Inflation rate	0.70%
Discount rate	0.70%
Turkey | Top of range
Disclosure of Asset Retirement Obligations [line items]
Inflation rate	1.50%
Discount rate	1.50%
Canada
Disclosure of Asset Retirement Obligations [line items]
Inflation rate	90.00%	180.00%
Discount rate	90.00%	190.00%
Romania
Disclosure of Asset Retirement Obligations [line items]
Inflation rate	150.00%	190.00%
Discount rate	150.00%	230.00%
Greece | Bottom of range
Disclosure of Asset Retirement Obligations [line items]
Inflation rate	0.40%	1.70%
Discount rate	0.40%	1.70%
Greece | Top of range
Disclosure of Asset Retirement Obligations [line items]
Inflation rate	1.70%	1.90%
Discount rate	1.70%	2.30%
Brazil
Disclosure of Asset Retirement Obligations [line items]
Inflation rate	0.00%	160.00%
Discount rate	0.00%	160.00%